Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Non-capital losses carried forward	$ 351,000	$ 344,000
Deferred assets attributable to marketable securities	16,000	14,000
Deferred tax attributable to the Resource Pool	27,000	21,000
Deferred tax attributable to Asset Retirement Obligations	(1,000)	(1,000)
Total gross deferred income tax assets	393,000	378,000
Valuation allowance	(393,000)	(378,000)
Net deferred income tax asset	$ 0	$ 0